Note 25 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Note 25 - Derivative Financial Instruments

25                  Derivative financial instruments

Net fair values of derivative financial instruments

The net fair values of derivative financial instruments, in accordance with IFRS 13, are:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2020	2019
Derivatives hedging borrowings and investments	10,119	19,000
Other Derivatives	1,330	929
Contracts with positive fair values	11,449	19,929

Derivatives hedging borrowings and investments	(2,250)	-
Other Derivatives	(967)	(1,814)
Contracts with negative fair values	(3,217)	(1,814)
Total	8,232	18,115

Foreign exchange derivative contracts and hedge accounting

Tenaris applies hedge accounting to certain cash flow hedges of highly probable forecast transactions. The net fair values of exchange rate derivatives and those derivatives that were designated for hedge accounting as of December 31, 2020 and 2019 were as follows:

(all amounts in thousands of U.S. dollars)			Fair Value		Hedge Accounting Reserve
Purchase currency	Sell currency	Term	2020	2019	2020	2019
MXN	USD	2021	9,838	18,999	156	404
USD	MXN	2021	(5)	(576)	-	-
USD	EUR	2021	(1,969)	-	5	-
EUR	USD	2021	543	588	-	-
JPY	USD	2021	-	(190)	-	-
USD	BRL	2021	412	(234)	85	-
JPY	USD	2030	94	-	(4,958)	2,149
USD	KWD	2021	(246)	103	(59)	38
USD	CAD	2021	-	(200)	-	-
USD	COP	2021	-	(345)	-	-
USD	CNY	2021	(482)	(167)	-	-
Others		2021	47	137	-	-
Total			8,232	18,115	(4,771)	2,591

Following is a summary of the hedge reserve evolution:

(all amounts in thousands of U.S. dollars)

	Equity Reserve Dec-18	Movements 2019	Equity Reserve Dec-19	Movements 2020	Equity Reserve Dec-20
Foreign Exchange	(916)	3,507	2,591	(7,362)	(4,771)
Total Cash flow Hedge	(916)	3,507	2,591	(7,362)	(4,771)

Tenaris estimates that the cash flow hedge reserve corresponding to derivatives instruments at December 31, 2020 will be recycled to the Consolidated Income Statement during 2021. For information on hedge accounting reserve, see Section III.D.